Investment Objectives and Goals	May 01, 2025
Johnson Equity Income Fund | Johnson Equity Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Johnson Equity Income Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	Above average dividend income and long-term capital growth.
Johnson Opportunity Fund | Johnson Opportunity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Johnson Opportunity Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	Long term capital growth.
Johnson International Fund | Johnson International Fund
Prospectus [Line Items]
Risk/Return [Heading]	Johnson International Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	Long term capital growth.
Johnson Enhanced Return Fund | Johnson Enhanced Return Fund
Prospectus [Line Items]
Risk/Return [Heading]	Johnson Enhanced Return Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	Outperform the fund’s benchmark, the S&P 500 Index, over a full market cycle.
Johnson Institutional Core Bond Fund | Johnson Institutional Core Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Johnson Institutional Core Bond Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	A high level of income over the long term consistent with preservation of capital.
Johnson Institutional Intermediate Bond Fund | Johnson Institutional Intermediate Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Johnson Institutional Intermediate Bond Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	A high level of income over the long term consistent with preservation of capital.
Johnson Institutional Short Duration Bond Fund | Johnson Institutional Short Duration Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Johnson Institutional Short Duration Bond Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	A high level of income over the long term consistent with preservation of capital.
Johnson Core Plus Bond Fund | Johnson Core Plus Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Johnson Core Plus Bond Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	Maximize total return over the long term consistent with preservation of capital.
Johnson Municipal Income Fund | Johnson Municipal Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Johnson Municipal Income Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	A high level of federally tax-free income over the long term consistent with preservation of capital.